Preferred Shares	12 Months Ended
Dec. 31, 2021
Disclosure of Preferred Shares [Abstract]
PREFERRED SHARES

20. PREFERRED SHARES

As of January 1, 2019, Microvast, Inc. had preferred shares issued and outstanding as follows (share number of the Company’s preferred shares prior to the Merger have been retroactively restated to reflect the Common Exchange Ratio of 160.3 established in the Merger as described in Note 3):

Preferred Shares	Number of Shares	Shareholders
Series A1 Preferred	31,357,306	Ashmore Global Special Situations Fund 4 Limited Partnership and Ashmore Global Special Situations Fund 5 Limited Partnership (“Ashmore”) and International Finance Corporation (“IFC”)
Series B1 Preferred	15,649,083	Ashmore Cayman SPC Limited (“Ashmore Cayman”) and IFC
Series EEL Preferred	22,311,516	Evergreen Ever Limited (“EEL”)
Total	69,317,905

In 2018, upon issuance of the convertible bonds to third-party investors, the Company signed a contribution and issuance agreement with the existing preferred shareholders, in which all the preferred shareholders of the Company agreed that when contribution conditions from bond holders are met, the existing shareholders will exchange their respective Series A1, Series B1 and Series EEL Preferred where Series C1 Preferred shares (“Series C1 Preferred”) is for Series A1 Preferred shareholders, Series C2 Preferred shares (“Series C2 Preferred”) is for Series B1 Preferred shareholders, and Series D1 Preferred shares (“Series D1 Preferred”) is for Series EEL Preferred, respectively, with amended preferential rights. In 2019, contribution conditions were met and the Series C1 (formerly A1), C2 (formerly B1) and D1 (formerly EEL) Preferred were issued.

As this transaction resulted in extinguishment of preferred shares, the Group re-measured the fair value of A1/C1, B1/C2 and EEL/D1 Preferred at the transaction date, which led to a decrease of $61,138 in fair value. The decrease in the fair value amount of the redeemable preferred shares was recorded as a change in additional paid-in capital.

On July 23, 2021, upon the completion of the Merger between Microvast, Inc. and Tuscan, all preferred shares were converted into Common Stock of the combined company at the Common Exchange Ratio of 160.3 as disclosed in Note 3.

The changes in the balance of Series A1/C1 Preferred, Series B1/C2 Preferred, Series EEL/D1 Preferred and redeemable noncontrolling interests included in the mezzanine equity for the years ended December 31, 2019, 2020 and 2021 were as follows:

(In thousands)	Series A1/C1 Preferred	Series B1/C2 Preferred	Series EEL/D1 Preferred	Redeemable noncontrolling interests
Balance as of January 1, 2019	$76,864	$65,881	$153,223	$79,615
Accretion before the extinguishment	961	804	15,439	796
Conversion from Series A1 to C2 Preferred	(11,417)	11,417	—	—
Fair value change of preferred shares and redeemable noncontrolling interests due to the extinguishment	7,135	(12,146)	(56,127)	(8,299)
Accretion after the extinguishment	3,141	7,144	15,400	8,449
Ending balance as of December 31, 2019	$76,684	$73,100	$127,935	$80,561
Accretion	3,897	8,866	18,648	10,259
Ending balance as of December 31, 2020	$80,581	$81,966	$146,583	$90,820
Accretion from January 1 to July 23	2,257	5,132	10,708	5,841
Conversion as of Merger	(82,838)	(87,098)	(157,291)	(96,661)
Ending balance as of December 31, 2021	$—	$—	$—	$—